Insured Tax Exempt Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

Is May 1, 2008

CONTENTS

FUND DESCRIPTION

What are the Insured Tax Exempt Fund’s objective, principal
investment strategies, and principal risks?

1

Who should consider buying the Insured Tax Exempt Fund?

3

How has the Insured Tax Exempt Fund performed?

4

What are the fees and expenses of the Insured Tax Exempt Fund?

6

Who manages the Insured Tax Exempt Fund?

8

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

9

How do I buy shares?

9

What are the sales charges?

10

Are sales charge discounts available?

11

How do I sell shares?

12

What if my account falls below the minimum account requirement?

13

Can I exchange my shares for the shares of other First Investors
Funds?

13

What are the Fund’s policies on frequent trading in the shares of the
Fund?

13

What are the risks of frequent trading in the shares of the Fund?

13

ACCOUNT POLICIES

What about dividends and capital gain distributions?

14

What about taxes?

14

How do I obtain a complete explanation of all account privileges and policies?

14

FINANCIAL HIGHLIGHTS

21

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FUND DESCRIPTION

What are the Insured Tax Exempt Fund’s objective, principal investment strategies, and principal risks?

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Principal Investment Strategies:

The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT.  Under normal circumstances, at least 80% of the Fund's net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities.  The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests in municipal securities that are insured as to the timely payment of interest and principal.   The Fund may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”).  The insurance company ratings are determined at the time the securities are purchased by the Fund.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

To the extent the Fund invests in uninsured securities, it will generally restrict such investments to securities that are rated, at the time of purchase, as investment grade by at least one NRSRO or that are unrated but are determined by the Fund’s Adviser to be of investment grade quality.

The Fund generally pursues its objective of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more ("long-term" municipal bonds).  Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities.  However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Fund may continue to hold bonds after they have been purchased without regard to their maturities.  For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  For example, if the Fund believes that interest rates are likely to rise, it may attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

The Fund may invest in variable rate and floating rate municipal securities.  Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Fund may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.  Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Fund considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.  Thus, the Fund may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO.  When the Fund is so invested, it may not achieve its investment objective.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Insured Tax Exempt Fund:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.  Since the Fund invests in long-term municipal bonds, the Fund's net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline.  Some investments that the Fund buys may give the issuer the option to “call” or redeem these investments before their maturity dates.  If investments mature or are “called” during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields.  The Fund also invests in floating rate and variable rate demand notes.  When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by the Fund are insured. Many companies that insure municipal securities have also written insurance on subprime mortgage securities and other types of higher risk securities.  The exposure of these companies to subprime mortgages and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings.  Some insurers had their credit ratings downgraded and/or have been put on credit watches.  In the event that the claims paying ability of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected.  It is also i mportant to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Fund is subject to market risk.  Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand.  They may also decline in value even if the overall market is doing well.  While the Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.  Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations.  Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.  The Fund may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Insured Tax Exempt Fund?

The Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio.  It may be appropriate for you if you:

¢

Are seeking a relatively conservative investment which provides a high degree of credit quality,

¢

Are seeking income that is exempt from federal income tax, including the AMT,

¢

Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility to achieve this goal, and

¢

Have a long-term investment horizon and are able to ride out market cycles.

The Insured Tax Exempt Fund is generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts.  Different tax rules apply to corporations and other entities.

You should keep in mind that the Fund is not a complete investment program.  For most investors, a complete program should include stock, bond and money market funds.  Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio.  There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program could result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the Insured Tax Exempt Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

Insured Tax Exempt Fund

During the periods shown, the highest quarterly return was 5.50% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.64% (for the quarter ended June 30, 1999).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.

After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.61%	1.86%	3.60%
Return After Taxes on Distributions	-2.61%	1.77%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	-0.30%	1.99%	3.57%
Class B Shares
Return Before Taxes	-1.42%	1.97%	3.60%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%
* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

What are the fees and expenses of the Insured Tax Exempt Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2,3)	Total Annual Fund Operating Expenses (2,3)	Fee Waivers (1)	Net Expenses (1,2,3)
Class A Shares	0.59%	0.30%	0.20%	1.09%	0.06%	1.03%
Class B Shares	0.59%	1.00%	0.20%	1.79%	0.06%	1.73%

(1) From January 1, 2007 to June 30, 2007, the Adviser waived Management Fees in excess of 0.55% for the Fund and from July 1, 2007 to December 31, 2007, the Adviser waived Management Fees in excess of 0.53%.  The Adviser has contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees in excess of 0.53% for the fiscal year ending December 31, 2008 for the Fund’s  Class A and Class B shares.  The Board may change or eliminate this fee waiver at any time.  The Fund’s Net Expenses in the table above have been restated to reflect the fees shareholders would have paid had the current waiver been in effect for the Fund’s entire fiscal year ended December 31, 2007.

(2) Other Expenses include 0.08% of interest expenses that are related to the Fund’s investments in inverse floaters.  These expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund.  Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses.  These expenses also affected the Total Annual Fund Operating Expenses and Net Expenses.  If those interest expenses were not included, Other Expenses, Total Annual Fund Operating Expenses and Net Expenses would have been for Class A shares 0.12%, 1.01% and 0.95%, respectively, and for Class B shares 0.12%,1.71% and 1.65%, respectively.

(3) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$674	$896	$1,136	$1,822
Class B shares	$576	$857	$1,164	$1,916*
If you do not redeem your shares:
Class A shares	$674	$896	$1,136	$1,822
Class B shares	$176	$557	$964	$1,916*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Insured Tax Exempt Fund?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of December 31, 2007, FIMCO served as investment adviser to 45 mutual funds or series of funds with total net assets of approximately $7.5 billion. FIMCO supervises all aspects of the Fund’s operations.  For the fiscal year ended December 31, 2007, FIMCO received advisory fees, net of waiver (if any), of 0.54% of the Fund’s average daily net assets.

Clark D. Wagner, Director of Fixed Income, has served as Portfolio Manager of the Fund since 1991.  Mr. Wagner also serves as Portfolio Manager or Co-Portfolio Manager of other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the Advisory Agreement are available in the Fund’s Semi-Annual Report to shareholders for the six months ending June 30, 2007.

The Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called “net asset value” or “NAV” per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  I n such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors:  the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; overall market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, the Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer (“Representative”).  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that  allow the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund’s assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market fund are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.    You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be credited in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. (“ADM”), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege. You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund’s underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

The Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income.  The Fund will distribute any net realized capital gains on an annual basis, usually before the end of the Fund’s fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund’s shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

For individual shareholders, income dividends paid by the Fund should generally be exempt from federal income taxes, including the AMT.  However, the Fund reserves the right to buy securities that may produce taxable income.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

How do I obtain a complete explanation of all account privileges and policies?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund in a reorganization on April 28, 2006. The Fund has adopted the financial history of its predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, an independent registered publi c accounting firm, whose report, along with the Fund’s financial statements, is included in the Statement of Additional Information, which is available upon request.

INSURED TAX EXEMPT FUND

Per Share Data
Net Asset Value at Beginning of Year		Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$10.46	$.425	$.037	$.462	$.422	$.080	$.502
2004	10.42	.418	(.169)	.249	.419	—	.419
2005	10.25	.409	(.236)	.173	.408	.025	.433
2006	9.99	.411	(.079)	.332	.408	.054	.462
2007	9.86	.412	(.094)	.318	.408	—	.408
CLASS B
2003	$10.45	$.344	$.036	$.380	$.350	$.080	$.430
2004	10.40	.336	(.159)	.177	.347	—	.347
2005	10.23	.329	(.228)	.101	.336	.025	.361
2006	9.97	.327	(.067)	.260	.336	.054	.390
2007	9.84	.403	(.156)	.247	.337	—	.337

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.
a	Ratios include 0.11% of interest expense and fees, which is not an operating expense.
b	Ratios include 0.08% of interest expense and fees, which is not an operating expense.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$10.42	4.50	$882,285	1.02	1.02	4.06	1.11	3.97	25
10.25	2.47	824,507	1.01	1.01	4.08	1.15	3.94	27
9.99	1.72	759,815	1.01	1.01	4.02	1.13	3.90	24
9.86	3.41	704,319	1.10[a]	1.10[a]	4.14	1.14[a]	4.10	22
9.77	3.32	723,211	1.04[b]	1.04[b]	4.20	1.10 [b]	4.14	38
CLASS B
$10.40	3.70	$4,576	1.75	1.75	3.33	1.84	3.24	25
10.23	1.76	3,588	1.74	1.74	3.35	1.88	3.21	27
9.97	1.00	3,073	1.74	1.74	3.29	1.86	3.17	24
9.84	2.66	2,502	1.83[a]	1.83[a]	3.41	1.87[a]	3.37	22
9.75	2.58	7,866	1.74[b]	1.74[b]	3.50	1.80[b]	3.44	38

INSURED TAX EXEMPT FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ 08837-3620
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-3690)

Insured Tax Exempt Fund II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

Is May 1, 2008

CONTENTS

FUND DESCRIPTION

What are the Insured Tax Exempt Fund II’s objectives, principal investment strategies, and principal risks?

1

Who should consider buying the Insured Tax Exempt Fund II?

5

How has the Insured Tax Exempt Fund II performed?

6

What are the fees and expenses of the Insured Tax Exempt Fund II?

8

Who manages the Insured Tax Exempt Fund II?

10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

11

How do I buy shares?

12

What are the sales charges?

13

Are sales charge discounts available?

14

How do I sell shares?

16

What if my account falls below the minimum account requirement?

17

Can I exchange my shares for the shares of other First Investors Funds?

17

What are the Fund’s policies on frequent trading in the shares of the Fund?

17

What are the risks of frequent trading in the shares of the Fund?

18

ACCOUNT POLICIES

What about dividends and capital gain distributions?

19

What about taxes?

19

How do I obtain a complete explanation of all account privileges and policies?

20

FINANCIAL HIGHLIGHTS

21

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FUND DESCRIPTION

What are the Insured Tax Exempt Fund II’s objectives, principal investment strategies, and principal risks?

Objectives:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”) and, secondarily, total return.

Principal Investment Strategies:

The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT.  Under normal circumstances, at least 80% of the Fund's net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities.  The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests in municipal securities that are insured as to the timely payment of interest and principal.   The Fund may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”).  The insurance company ratings are determined at the time the securities are purchased by the Fund.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

To the extent the Fund invests in uninsured securities, it will generally restrict such investments to securities that are rated, at the time of purchase, as investment grade by at least one NRSRO or that are unrated but are determined by the Fund’s Adviser to be of investment grade quality.

The Fund generally pursues its objective of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more ("long-term" municipal bonds).  Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities.  However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Fund may continue to hold bonds after they have been purchased without regard to their maturities.  For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  For example, if the Fund believes that interest rates are likely to rise, it may attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

The Fund may invest in variable rate and floating rate municipal securities.  Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Fund may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.  Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Fund considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.  Thus, the Fund may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Fund seeks total return through actively trading to take advantage of relative value opportunities in the municipal bond market.  As a result, the Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return and yield for the Fund.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO.  When the Fund is so invested, it may not achieve its investment objectives.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Insured Tax Exempt Fund II:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.  Since the Fund invests in long-term municipal bonds, the Fund's net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline.  Some investments that the Fund buys may give the issuer the option to “call” or redeem these investments before their maturity dates.  If investments mature or are “called” during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields.  The Fund also invests in floating rate and variable rate demand notes.  When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by the Fund are insured.  Many companies that insure municipal securities have also written insurance on subprime mortgage securities and other types of higher risk securities.  The exposure of these companies to subprime mortgages and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings.  Some insurers had their credit ratings downgraded and/or have been put on credit watches.  In the event that the claims paying ability of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected.  It is a lso important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Fund is subject to market risk.  Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand.  They may also decline in value even if the overall market is doing well.  While the Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.  Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations.  Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.  The Fund may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Insured Tax Exempt Fund II?

The Insured Tax Exempt Fund II may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio.  It may be appropriate for you if you:

■

Are seeking a relatively conservative investment which provides a high degree of credit quality,

■

Are seeking income that is exempt from federal income tax, including the AMT,

■

Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility to achieve this goal, and

■

Have a long-term investment horizon and are able to ride out market cycles.

The Insured Tax Exempt Fund II is generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts.  Different tax rules apply to corporations and other entities.

You should keep in mind that the Fund is not a complete investment program.  For most investors, a complete program should include stock, bond and money market funds.  Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio.  There have been extended periods, however, during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program could result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How has the Insured Tax Exempt Fund II performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Fund.  The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended

December 31.  The Fund also has Class B shares.  The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.  The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

Insured Tax Exempt Fund II

During the periods shown, the highest quarterly return was 6.09% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.69% (for the quarter ended June 30, 1999).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.

After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	Class A (10 Years)	Class B (Life of Class*)
Class A Shares
Return Before Taxes	-3.41%	2.87%	5.01%	N/A
Return After Taxes on Distributions	-3.41%	2.73%	4.69%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-1.08%	2.79%	4.63%	N/A
Class B Shares
Return Before Taxes	-2.25%	2.96%	N/A	4.74%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)**	3.29%	4.76%	5.54%	5.55%

* Class B shares commenced operations on 12/18/00.  The return shown for the Index is for the period 12/31/00 to 12/31/07.

**  The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

What are the fees and expenses of the Insured Tax Exempt Fund II?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)	Fee Waivers (1)	Net Expenses (1,2)
Class A Shares	0.60%	0.30%	0.17%	1.07%	0.07%	1.00%
Class B Shares	0.60%	1.00%	0.17%	1.77%	0.07%	1.70%

(1) The Adviser has contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees in excess of 0.53% for the Fund’s Class A shares and Class B shares as of July 1, 2007.  The Adviser has contractually agreed with the Fund’s Board to waive Management Fees in excess of 0.53% for the fiscal year ending December 31, 2008.  The Board may change or eliminate this fee waiver at any time.  The Fund’s Net Expenses in the table above have been restated to reflect the fees shareholders would have paid had the current waiver been in effect for the Fund’s entire fiscal year ended December 31, 2007.

 (2) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$671	$889	$1,125	$1,800
Class B shares	$573	$850	$1,153	$1,894*
If you do not redeem your shares:
Class A shares	$671	$889	$1,125	$1,800
Class B shares	$173	$550	$953	$1,894*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Insured Tax Exempt Fund II?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to the Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of December 31, 2007, FIMCO served as investment adviser to 45 mutual funds or series of funds with total net assets of approximately $7.5 billion.  FIMCO supervises all aspects of the Fund’s operations.  For the fiscal year ended December 31, 2007, FIMCO received advisory fees, net of waiver (if any), of 0.53% of the Fund’s average daily net assets.

Clark D. Wagner, Director of Fixed Income, has served as Portfolio Manager of the Fund since 1991.  Mr. Wagner also serves as Portfolio Manager or Co-Portfolio Manager of other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the Advisory Agreement are available in the Fund’s Semi-Annual Report to shareholders for the six months ending June 30, 2007.

The Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when does the Fund price its shares?

The share price (which is called “net asset value” or “NAV” per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”). The Fund values debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund. The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors:  the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; overall market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, the Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

How do I buy shares?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer (“Representative”).  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

The Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares*
Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price**	Sales Charge as a percentage of net amount invested**
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0***	0***

* If you were a shareholder of the Insured Tax Exempt Fund II prior to December 18, 2000, you will continue to be able to purchase additional Class A shares of the Fund at a lower sales charge which was then in effect for as long as you maintain your investment in the Fund – that is, a sales charge (expressed as a percentage of offering price) of 4.75% on investments of less than $100,000; 3.90% on investments of $100,000 - $249,999; 2.90% on investments of $250,000 - $499,999; and 2.40% on investments of $500,000 - $999,999.

** Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

*** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that  allow the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plan as asset-based sales charges.  Because these fees are paid out of the Fund’s assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market fund are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be credited in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund’s transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. (“ADM”), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund’s underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

The Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income.  The Fund will distribute any net realized capital gains on an annual basis, usually before the end of the Fund’s fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund’s shares are calculated at the same time and in the same manner.  Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice that all account owners are deceased  (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

For individual shareholders, income dividends paid by the Fund should generally be exempt from federal income taxes, including the AMT.  However, the Fund reserves the right to buy securities that may produce taxable income.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

How do I obtain a complete explanation of all account privileges and policies?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund in a reorganization on April 28, 2006.  The Fund has adopted the financial history of its predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, an independent regi stered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Statement of Additional Information, which is available upon request.

INSURED TAX EXEMPT FUND II

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$15.27	$.526	$.231	$.757	$.527	$.090	$.617
2004	15.41	.535	.123	.658	.531	.117	.648
2005	15.42	.523	.050	.573	.523	.140	.663
2006	15.33	.532	.192	.724	.538	.136	.674
2007	15.38	.528	(.155)	.373	.523	—	.523
CLASS B
2003	$15.26	$.412	$.230	$.642	$.412	$.090	$.502
2004	15.40	.419	.129	.548	.411	.117	.528
2005	15.42	.408	.045	.453	.403	.140	.543
2006	15.33	.419	.185	.604	.418	.136	.554
2007	15.38	.425	(.162)	.263	.413	—	.413

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)		Ratio to Average Net Assets†	Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
		Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)
					Expenses (%)		Net Investment Income (%)
CLASS A
$15.41	5.04	$80,300	1.00	1.01	3.43	1.48	2.95	120
15.42	4.36	83,555	1.00	1.01	3.47	1.46	3.01	115
15.33	3.77	101,741	1.00	1.01	3.37	1.46	2.91	114
15.38	4.82	115,234	1.00	1.01	3.47	1.18	3.29	112
15.23	2.49	116,011.99		1.00	3.47	1.07	3.39	118
CLASS B
$15.40	4.26	$17,392	1.75	1.76	2.68	2.23	2.20	120
15.42	3.62	16,439	1.75	1.76	2.72	2.21	2.26	115
15.33	2.97	16,091	1.75	1.76	2.62	2.21	2.16	114
15.38	4.01	13,781	1.75	1.76	2.72	1.93	2.54	112
15.23	1.75	11,159	1.69	1.70	2.77	1.77	2.69	118

Insured Tax Exempt Fund II

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund’s shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ 08837-3620
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-3690)

Single State Insured Tax Exempt

Arizona Fund

California Fund

Colorado Fund

Oregon Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

Is May 1, 2008

CONTENTS

FUND DESCRIPTIONS

What are the Single State Insured Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

 1

Who should consider buying a Single State Insured Tax Exempt Fund?

 5

How have the Single State Insured Tax Exempt Funds performed?

 6

Arizona

 7

California

 8

Colorado

 9

Oregon

10

What are the fees and expenses of the Single State Insured Tax Exempt
Funds?

11

Who manages the Single State Insured Tax Exempt Funds?

14

BUYING AND SELLING SHARES

How and when do the Funds price their shares?

15

How do I buy shares?

16

What are the sales charges?

17

Are sales charge discounts available?

18

How do I sell shares?

20

What if my account falls below the minimum account requirement?

21

Can I exchange my shares for the shares of other First Investors Funds?

21

What are the Funds’ policies on frequent trading in the shares of the Funds?

21

What are the risks of frequent trading in the shares of the Funds?

22

ACCOUNT POLICIES

What about dividends and capital gain distributions?

23

What about taxes?

23

How do I obtain a complete explanation of all account privileges and policies?

24

FINANCIAL HIGHLIGHTS

Arizona

26

California

28

Colorado

30

Oregon

32

FUND DESCRIPTIONS

What are the Single State Insured Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

Objectives:

The Arizona, California, Colorado and Oregon Insured Tax Exempt Funds (collectively, the “Single State Insured Tax Exempt Funds” or “Funds”) seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state.  Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Principal Investment Strategies:

Each Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state identified in the name of the Fund.  Under normal circumstances, at least 80% of each Fund's net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from that state’s income tax for individual residents of the state.  For example, the Arizona Fund generally invests in Arizona bonds, the California Fund generally invests in California bonds, and so on.  However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories, such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state.  In certain cases, the interest paid by a Fund may also be exempt from local taxes.

The Funds generally invest in municipal securities that are insured as to the timely payment of interest and principal.  The Funds may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds.

Under normal circumstances, each Fund will invest at least 80% of its net assets in  securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”).  The insurance company ratings are determined at the time the securities are purchased by the Fund.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

To the extent the Funds invest in uninsured securities, they will generally restrict such investments to securities that are rated, at the time of purchase, as investment grade by at least one NRSRO or that are unrated but are determined by the Funds’ Adviser to be of investment grade quality.

The Funds generally pursue their objectives of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more ("long-term" municipal bonds).  Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities.  However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Funds may continue to hold bonds after they have been purchased without regard to their maturities.  For example, consistent with their investment objectives, the Funds may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Funds may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  For example, if the Funds believe that interest rates are likely to rise, they may attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities.  Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns.  Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Funds may sell a security for a variety of reasons, including to adjust the Funds’ duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Funds will not necessarily sell investments if their ratings or the rating of a company that insures the security are reduced or there is a default by the issuer.  The Funds generally take taxes into consideration in deciding whether to sell an investment.  Thus, the Funds may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO.  When the Funds are so invested, they may not achieve their investment objectives.

Information on the Funds’ recent strategies and holdings can be found in the most recent annual report and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Single State Insured Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.  Since the Funds invest in long-term municipal bonds, each Fund's net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline.  Some investments that the Funds buy may give the issuer the option to “call” or redeem these investments before their maturity dates.  If investments mature or are “called” during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields.  The Funds also invest in floating rate and variable rate demand notes.  When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by each Fund are insured.  Many companies that insure municipal securities have also written insurance on subprime mortgage securities and other types of higher risk securities.  The exposure of these companies to subprime mortgages and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings.  Some insurers had their credit ratings downgraded and/or have been put on credit watches.  In the event that the claims paying ability of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected.  It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases a Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state.  Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County, California.

Market Risk:

The Funds are subject to market risk.  Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand.  They may also decline in value even if the overall market is doing well.  While each Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund’s share price and expose each Fund to significant additional costs and potential investment losses.  Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.  Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations.  Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.  The Funds may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying a Single State Insured Tax Exempt Fund?

A Single State Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

■

Are seeking a relatively conservative investment which provides a high degree of credit quality,

■

Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

■

Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

■

Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Exempt Funds are generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts.  Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program.  For most investors, a complete program should include stock, bond and money market funds.  Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio.  There have been extended periods, however, during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program could result in a loss.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How have the Single State Insured Tax Exempt Funds performed?

The following information shows how each Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in each of the Funds.  A Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the annual total returns of each Fund’s Class A shares over the past ten calendar years ended December 31.  Each Fund also has Class B shares.  The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses.  The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Arizona During the periods shown, the highest quarterly return was 5.14% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.23% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.97%	2.21%	4.02%
Return After Taxes on Distributions	-3.01%	2.03%	3.91%
Return After Taxes on Distributions and Sale of Fund Shares	-0.52%	2.26%	3.96%
Class B Shares
Return Before Taxes	-1.79%	2.29%	4.00%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

California

During the periods shown, the highest quarterly return was 6.64% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.99% (for the quarter ended June 30, 1999).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-3.32%	2.33%	4.20%
Return After Taxes on Distributions	-3.35%	2.18%	4.02%
Return After Taxes on Distributions and Sale of Fund Shares	-0.82%	2.33%	4.04%
Class B Shares
Return Before Taxes	-2.07%	2.43%	4.16%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Colorado During the periods shown, the highest quarterly return was 5.38% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.53% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.68%	2.40%	4.31%
Return After Taxes on Distributions	-2.68%	2.35%	4.27%
Return After Taxes on Distributions and Sale of Fund Shares	-0.39%	2.48%	4.24%
Class B Shares
Return Before Taxes	-1.39%	2.50%	4.28%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Oregon During the periods shown, the highest quarterly return was 5.24% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.45% (for the quarter ended June 30, 1999).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-3.25%	2.10%	3.93%
Return After Taxes on Distributions	-3.25%	2.04%	3.90%
Return After Taxes on Distributions and Sale of Fund Shares	-0.89%	2.18%	3.88%
Class B Shares
Return Before Taxes	-2.10%	2.20%	3.91%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

What are the fees and expenses of the Single State Insured Tax Exempt Funds?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)	Fee Waivers (1)	Net Expenses (2)
Arizona Fund
Class A Shares	0.60%	0.30%	0.24%	1.14%	0.47%	0.67%
Class B Shares	0.60%	1.00%	0.24%	1.84%	0.47%	1.37%
California Fund
Class A Shares	0.60%	0.30%	0.16%	1.06%	0.21%	0.85%
Class B Shares	0.60%	1.00%	0.16%	1.76%	0.21%	1.55%
Colorado Fund
Class A Shares	0.60%	0.30%	0.28%	1.18%	0.51%	0.67%
Class B Shares	0.60%	1.00%	0.28%	1.88%	0.51%	1.37%
Oregon Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%	0.18%	0.90%
Class B Shares	0.60%	1.00%	0.18%	1.78%	0.18%	1.60%

(1)

The Adviser has contractually agreed with the Funds’ Board of Trustees (“Board”) to waive Management Fees for the fiscal year ending December 31, 2008 to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses), net of fee reductions earned from the expense offset arrangements noted below in footnote 2, exceed for Class A shares 0.67% for Arizona Fund, 0.85% for California Fund, 0.67% for Colorado Fund, and 0.90% for Oregon Fund, and exceed for Class B shares 1.37% for Arizona Fund, 1.55% for California Fund, 1.37% for Colorado Fund, and 1.60% for Oregon Fund.  The Board may change or eliminate these fee waivers at any time.

(2)

Each Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses, but are reflected in Net Expenses.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Arizona Fund
Class A shares	$640	$872	$1,124	$1,842
Class B shares	$539	$833	$1,152	$1,936*
California Fund
Class A shares	$657	$873	$1,107	$1,777
Class B shares	$558	$834	$1,135	$1,871*
Colorado Fund
Class A shares	$640	$881	$1,140	$1,882
Class B shares	$539	$841	$1,169	$1,976*
Oregon Fund
Class A shares	$662	$882	$1,120	$1,801
Class B shares	$563	$843	$1,148	$1,895*

* Assumes conversion to Class A shares eight years after purchase.

	One Year	Three Years	Five Years	Ten Years
If you do not redeem your shares:
Arizona Fund
Class A shares	$640	$872	$1,124	$1,842
Class B shares	$139	$533	$952	$1,936*
California Fund
Class A shares	$657	$873	$1,107	$1,777
Class B shares	$158	$534	$935	$1,871*
Colorado Fund
Class A shares	$640	$881	$1,140	$1,882
Class B shares	$139	$541	$969	$1,976*
Oregon Fund
Class A shares	$662	$882	$1,120	$1,801
Class B shares	$163	$543	$948	$1,895*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Single State Insured Tax Exempt Funds?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of December 31, 2007, FIMCO served as investment adviser to 45 mutual funds or series of funds with total net assets of approximately $7.5 billion.  FIMCO supervises all aspects of each Fund’s operations.

For the fiscal year ended December 31, 2007, FIMCO received advisory fees, net of waiver (if any), as follows: 0.15% of average daily net assets for Arizona Fund; 0.40% of average daily net assets for California Fund; 0.11% of average daily net assets for Colorado Fund; and 0.44% of average daily net assets for Oregon Fund.

Clark D. Wagner, Director of Fixed Income, has served as Portfolio Manager of the Arizona and California Insured Tax Exempt Funds since 1991 and the Colorado and Oregon Insured Tax Exempt Funds since their inception in 1992.  Mr. Wagner also serves as Portfolio Manager or Co-Portfolio Manager of other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the Advisory Agreement are available in the Fund’s Semi-Annual Report to shareholders for the six-months ending June 30, 2007.

The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when do the Funds price their shares?

The share price (which is called “net asset value” or “NAV” per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each  Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Funds value debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.  The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or  trades infrequently and its market value is therefore slow to react to information ..  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; overall market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

How do I buy shares?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer (“Representative”).  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

Each Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of each Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000 - $249,999	4.50	4.71
$250,000 - $499,999	3.50	3.63
$500,000 - $999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares.  Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.   The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under Class B plans as asset-based sales charges.  Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market fund are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.

You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months,  investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due t o plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be credited in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds’ transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Funds’ policies on frequent trading in the shares of the Funds?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.

What are the risks of frequent trading in the shares of the Funds?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income.  Each Fund will distribute any net realized capital gains on an annual basis, usually before the end of each Fund’s fiscal year.  Each Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT.  However, the Funds reserve the right to buy securities that may produce taxable income.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state identified in the Fund’s name and, in certain cases, from local income taxes.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

How do I obtain a complete explanation of all account privileges and policies?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds in a reorganization on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, an indep endent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Statement of Additional Information, which is available upon request.

ARIZONA FUND

Per Share Data
	Net Asset Value at Beginning of Year		Income from Investment Operations		Less Distributions from
	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.98	$.552	$.101	$.653	$.556	$.087	$.643
2004	13.99	.552	(.074)	.478	.550	.048	.598
2005	13.87	.547	(.270)	.277	.551	.226	.777
2006	13.37	.537	(.032)	.505	.532	.083	.615
2007	13.26	.538	(.156)	.382	.540	.032	.572
CLASS B
2003	$13.98	$.445	$.100	$.545	$.448	$.087	$.535
2004	13.99	.449	(.079)	.370	.442	.048	.490
2005	13.87	.445	(.268)	.177	.451	.226	.677
2006	13.37	.438	(.030)	.408	.435	.083	.518
2007	13.26	.449	(.163)	.286	.444	.032	.476

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)		Ratio to Average Net Assets†		Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
		Net Expenses After Fee Credits (%)		Expenses Before Fee Credits†† (%)	Net Investment Income (%)
						Expenses (%)	Net Investment Income (%)
CLASS A
$13.99	4.77	$21,709.75		.76	3.95	1.20	3.50	43
13.87	3.51	17,911.75		.76	3.96	1.18	3.53	15
13.37	2.04	15,086.75		.76	3.99	1.23	3.51	14
13.26	3.87	14,734.75		.77	4.03	1.16	3.62	29
13.07	2.95	13,333.67		.68	4.10	1.14	3.63	43
CLASS B
$13.99	3.96	$3,121	1.50	1.51	3.20	1.95	2.75	43
13.87	2.71	2,523	1.50	1.51	3.21	1.93	2.78	15
13.37	1.30	2,235	1.50	1.51	3.24	1.98	2.76	14
13.26	3.11	1,889	1.50	1.52	3.28	1.91	2.87	29
13.07	2.21	1,426	1.37	1.38	3.40	1.84	2.93	43

CALIFORNIA FUND

Per Share Data
	Net Asset Value at Beginning of Year		Income from Investment Operations		Less Distributions from
	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$12.47	$.481	$.063	$.544	$.479	$.025	$.504
2004	12.51	.480	.002	.482	.472	—	.472
2005	12.52	.474	(.151)	.323	.480	.173	.653
2006	12.19	.470	.027	.497	.461	.056	.517
2007	12.17	.467	(.162)	.305	.470	.025	.495
CLASS B
2003	$12.47	$.387	$.061	$.448	$.383	$.025	$.408
2004	12.51	.388	(.002)	.386	.376	—	.376
2005	12.52	.384	(.147)	.237	.384	.173	.557
2006	12.20	.387	.011	.398	.372	.056	.428
2007	12.17	.395	(.165)	.230	.385	.025	.410

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)
						Expenses (%)	Net Investment Income (%)
CLASS A
$12.51	4.45	$26,977.75		.76	3.87	1.20	3.42	81
12.52	3.96	25,873.85		.86	3.86	1.16	3.55	30
12.19	2.63	26,53+6	.85	.86	3.81	1.17	3.49	59
12.17	4.16	26,592.85		.86	3.84	1.07	3.62	30
11.98	2.56	25,669.85		.87	3.89	1.06	3.68	49
CLASS B
$12.51	3.65	$3,511	1.50	1.51	3.12	1.95	2.67	81
12.52	3.15	3,046	1.60	1.61	3.11	1.91	2.80	30
12.20	1.92	2,571	1.60	1.61	3.06	1.92	2.74	59
12.17	3.32	1,899	1.60	1.61	3.09	1.82	2.87	30
11.99	1.93	1,375	1.55	1.57	3.19	1.76	2.98	49

COLORADO FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.75	$.560	$.126	$.686	$.556	$—	$.556
2004	13.88	.564	(.089)	.475	.555	—	.555
2005	13.80	.548	(.234)	.314	.564	—	.564
2006	13.55	.551	(.028)	.523	.542	.111	.653
2007	13.42	.522	(.095)	.427	.537	—	.537
CLASS B
2003	$13.74	$.456	$.122	$.578	$.448	$—	$.448
2004	13.87	.466	(.089)	.377	.447	—	.447
2005	13.80	.449	(.243)	.206	.456	—	.456
2006	13.55	.463	(.046)	.417	.436	.111	.547
2007	13.42	.427	(.085)	.342	.442	—	.442

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†	Ratio to Average Net Assets Before Expenses Waived or Assumed	Portfolio Turnover Rate (%)
Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)
Expenses (%)	Net Investment Income (%)
CLASS A
$13.88	5.09	$11,956.60	.61	4.07	1.29	3.38	46
13.80	3.51	9,705.60	.61	4.06	1.25	3.41	7
13.55	2.32	9,675.60	.62	4.01	1.27	3.34	3
13.42	3.95	8,486.65	.67	4.09	1.25	3.49	19
13.31	3.27	8,881.67	.69	3.93	1.18	3.42	22
CLASS B
$13.87	4.28	$1,678	1.35	1.36	3.32	2.04	2.63	46
13.80	2.78	1,146	1.35	1.36	3.31	2.00	2.66	7
13.55	1.51	1,032	1.35	1.37	3.26	2.02	2.59	3
13.42	3.14	707	1.40	1.42	3.34	2.00	2.74	19
13.32	2.61	731	1.37	1.39	3.23	1.88	2.72	22

OREGON FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.27	$.524	$.078	$.602	$.522	$—	$.522
2004	13.35	.513	(.152)	.361	.511	—	.511
2005	13.20	.490	(.161)	.329	.486	.073	.559
2006	12.97	.480	.034	.514	.480	.004	.484
2007	13.00	.468	(.135)	.333	.473	—	.473
CLASS B
2003	$13.25	$.424	$.092	$.516	$.426	$—	$.426
2004	13.34	.414	(.159)	.255	.415	—	.415
2005	13.18	.391	(.168)	.223	.390	.073	.463
2006	12.94	.384	.034	.418	.384	.004	.388
2007	12.97	.376	(.135)	.241	.381	—	.381

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)
						Expenses (%)	Net Investment Income (%)
CLASS A
$13.35	4.63	$25,726.75		.76	3.94	1.22	3.47	4
13.20	2.78	26,631.75		.76	3.89	1.21	3.43	15
12.97	2.54	29,204.85		.86	3.72	1.22	3.35	44
13.00	4.04	31,552.85		.87	3.73	1.10	3.48	41
12.86	2.63	34,257.90		.91	3.65	1.08	3.47	29
CLASS B
$13.34	3.96	$3,040	1.50	1.51	3.19	1.97	2.72	4
13.18	1.96	2,695	1.50	1.51	3.14	1.96	2.68	15
12.94	1.71	2,537	1.60	1.61	2.97	1.97	2.60	44
12.97	3.28	2,436	1.60	1.62	2.98	1.85	2.73	41
12.83	1.90	1,839	1.60	1.61	2.95	1.78	2.77	29

SINGLE STATE INSURED TAX EXEMPT

Arizona Fund

California Fund

Colorado Fund

Oregon Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds’ shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ 08837-3620
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811- 3690)

SINGLE STATE INSURED TAX EXEMPT

Connecticut Fund

Massachusetts Fund

New Jersey Fund

New York Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

        Is May 1, 2008

CONTENTS

FUND DESCRIPTIONS

What are the Single State Insured Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

1

Who should consider buying a Single State Insured Tax Exempt Fund?

4

How have the Single State Insured Tax Exempt Funds performed?

5

Connecticut

6

Massachusetts

7

New Jersey

8

New York

9

What are the fees and expenses of the Single State Insured Tax Exempt
Funds?

10

Who manages the Single State Insured Tax Exempt Funds?

13

BUYING AND SELLING SHARES

How and when do the Funds price their shares?

14

How do I buy shares?

14

What are the sales charges?

15

Are sales charge discounts available?

16

How do I sell shares?

17

What if my account falls below the minimum account requirement?

18

Can I exchange my shares for the shares of other First Investors Funds?

18

What are the Funds’ policies on frequent trading in the shares of the Funds?

18

What are the risks of frequent trading in the shares of the Funds?

19

ACCOUNT POLICIES

What about dividends and capital gain distributions?

20

What about taxes?

20

How do I obtain a complete explanation of all account privileges and policies?

20

FINANCIAL HIGHLIGHTS

Connecticut Fund

22

Massachusetts Fund

24

New Jersey Fund

26

New York Fund

28

FUND DESCRIPTIONS

What are the Single State Insured Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

Objectives:

The New York, Connecticut, Florida, Massachusetts, and New Jersey Insured Tax Exempt Funds (collectively the “Single State Insured Tax Exempt Funds” or “Funds”) seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state.  Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Principal Investment Strategies:

Each Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state identified in the name of the Fund.  Under normal circumstances, at least 80% of each Fund's net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from that state’s income tax for individual residents of the state.  For example, the New York Fund generally invests in New York bonds, the New Jersey Fund generally invests in New Jersey bonds, and so on.  However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories, such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state.  In certain cases, the interest paid by a Fund may also be exempt from local taxes.  For example, for resident shareholders of New York, any exempt-interest dividends paid by the New York Fund would also be exempt from New York City tax.

The Funds generally invest in municipal securities that are insured as to the timely payment of interest and principal.  The Funds may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds.

Under normal circumstances, each Fund will invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”).  The insurance company ratings are determined at the time the securities are purchased by the Fund.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

To the extent the Funds invest in uninsured securities, they will generally restrict such investments to securities that are rated, at the time of purchase, as investment grade by at least one NRSRO or that are unrated but are determined by the Funds’ Adviser to be of investment grade quality.

The Funds generally pursue their objectives of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more ("long-term" municipal bonds).  Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities.  However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Funds may continue to hold bonds after they have been purchased without regard to their maturities.  For example, consistent with their investment objectives, the Funds may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Funds may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  For example, if the Funds believe that interest rates are likely to rise, they may attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities.  Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns.  Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Funds may sell a security for a variety of reasons, including to adjust the Funds’ duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Funds will not necessarily sell investments if their ratings or the rating of a company that insures the security are reduced or there is a default by the issuer.  The Funds generally take taxes into consideration in deciding whether to sell an investment.  Thus, the Funds may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO.  When the Funds are so invested, they may not achieve their investment objectives.

Information on the Funds’ recent strategies and holdings can be found in the most recent annual report and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Single State Insured Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.  Since the Funds invest in long-term municipal bonds, each Fund's net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline.  Some investments that the Funds buy may give the issuer the option to “call” or redeem these investments before their maturity dates.  If investments mature or are “called” during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields.  The Funds also invest in floating rate and variable rate demand notes.  When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by each Fund are insured.  Many companies that insure municipal securities have also written insurance on subprime mortgage securities and other types of higher risk securities.  The exposure of these companies to subprime mortgages and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings.  Some insurers had their credit ratings downgraded and/or have been put on credit watches.  In the event that the claims paying ability of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected.  It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases a Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state.  Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County, California.

Market Risk:

The Funds are subject to market risk.  Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand.  They may also decline in value even if the overall market is doing well. While each Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund’s share price and expose each Fund to significant additional costs and potential investment losses.  Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.  Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations.  Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.  The Funds may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying a Single State Insured Tax Exempt Fund?

A Single State Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

¢

Are seeking a relatively conservative investment which provides a high degree of credit quality,

¢

Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

¢

Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

¢

Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Exempt Funds are generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts.  Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program.  For most investors, a complete program should include stock, bond and money market funds.  Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio.  There have been extended periods, however, during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program could result in a loss.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How have the Single State Insured Tax Exempt Funds performed?

The following information shows how each Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in each of the Funds.  A Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the annual total returns of each Fund’s Class A shares over the past ten calendar years ended December 31.  Each Fund also has Class B shares.  The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses.  The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Connecticut

During the periods shown, the highest quarterly return was 5.05% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.21% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.93%	2.23%	3.93%
Return After Taxes on Distributions	-2.93%	2.13%	3.86%
Return After Taxes on Distributions and Sale of Fund Shares	-0.68%	2.29%	3.88%
Class B Shares
Return Before Taxes	-1.69%	2.32%	3.89%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Massachusetts

During the periods shown, the highest quarterly return was 5.18% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.71% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-3.13%	2.00%	3.85%
Return After Taxes on Distributions	-3.17%	1.88%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares	-0.64%	2.09%	3.77%
Class B Shares
Return Before Taxes	-1.91%	2.10%	3.83%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

New Jersey

During the periods shown, the highest quarterly return was 5.39% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.49% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-3.08%	1.91%	3.69%
Return After Taxes on Distributions	-3.15%	1.83%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares	-0.63%	2.02%	3.65%
Class B Shares
Return Before Taxes	-1.91%	2.00%	3.67%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

New York During the periods shown, the highest quarterly return was 5.68% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.71% (for the quarter ended June 30, 1999).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-3.02%	1.86%	3.63%
Return After Taxes on Distributions	-3.02%	1.84%	3.53%
Return After Taxes on Distributions and Sale of Fund Shares	-0.69%	2.02%	3.60%
Class B Shares
Return Before Taxes	-1.80%	1.95%	3.64%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

What are the fees and expenses of the Single State Insured Tax Exempt Funds?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)	Fee Waivers (1)	Net Expenses (1,2)
Connecticut Fund
Class A Shares	0.60%	0.30%	0.16%	1.06%	0.16%	0.90%
Class B Shares	0.60%	1.00%	0.16%	1.76%	0.16%	1.60%
Massachusetts Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%	0.33%	0.75%
Class B Shares	0.60%	1.00%	0.18%	1.78%	0.33%	1.45%
New Jersey Fund
Class A Shares	0.60%	0.30%	0.17%	1.07%	0.12%	0.95%
Class B Shares	0.60%	1.00%	0.17%	1.77%	0.12%	1.65%
New York Fund
Class A Shares	0.60%	0.30%	0.13%	1.03%	0.07%	0.96%
Class B Shares	0.60%	1.00%	0.13%	1.73%	0.07%	1.66%

(1)

The Adviser has contractually agreed with the Funds’ Board of Trustees (“Board”) to waive Management Fees for the fiscal year ending December 31, 2008 to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses), net of fee reductions earned from the expense offset arrangements noted below in footnote 2, exceed for Class A shares 0.90% for Connecticut Fund, 0.75% for Massachusetts Fund and 0.95% for New Jersey Fund, and exceed for Class B shares 1.60% for Connecticut Fund, 1.45% for Massachusetts Fund and 1.65% for New Jersey Fund.  For the New York Fund, the Adviser waived Management Fees in excess of 0.55% from January 1, 2007 to June 30, 2007 and from July 1, 2007 to December 31, 2007, the Adviser waived Management Fees in excess of 0.53%. The Adviser has contractually a greed with the Fund’s Board to waive Management Fees in excess of 0.53% for the fiscal year ending December 31, 2008 for the Fund’s Class A and Class B shares.  The Board may change or eliminate these fee waivers at any time.  The Net Expenses for the New York Fund in the table above have been restated to reflect the fees shareholders would have paid had the current waiver been in effect for the Fund’s entire fiscal year ended December 31, 2007.

(2)

Each Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses, but are reflected in Net Expenses, except for the New York Fund, which are not reflected in Net Expenses.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Connecticut Fund
Class A shares	$662	$878	$1,111	$1,781
Class B shares	$563	$839	$1,139	$1,875*
Massachusetts Fund
Class A shares	$647	$868	$1,106	$1,788
Class B shares	$548	$828	$1,134	$1,883*
New Jersey Fund
Class A shares	$666	$885	$1,120	$1,795
Class B shares	$568	$846	$1,148	$1,889*
New York Fund
Class A shares	$667	$877	$1,105	$1,756
Class B shares	$569	$838	$1,132	$1,850*

* Assumes conversion to Class A shares eight years after purchase.

	One Year	Three Years	Five Years	Ten Years
If you do not redeem your shares:
Connecticut Fund
Class A shares	$662	$878	$1,111	$1,781
Class B shares	$163	$539	$939	$1,875*
Massachusetts Fund
Class A shares	$647	$868	$1,106	$1,788
Class B shares	$148	$528	$934	$1,883*
New Jersey Fund
Class A shares	$666	$885	$1,120	$1,795
Class B shares	$168	$546	$948	$1,889*
New York Fund
Class A shares	$667	$877	$1,105	$1,756
Class B shares	$169	$538	$932	$1,850*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Single State Insured Tax Exempt Funds?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of December 31, 2007, FIMCO served as investment adviser to 45 mutual funds or series of funds with total net assets of approximately $7.5 billion.  FIMCO supervises all aspects of each Fund’s operations.

For the fiscal year ended December 31, 2007, FIMCO received advisory fees, net of waiver (if any), as follows:  0.45% of average daily net assets for Connecticut Fund; 0.29% of average daily net assets for Massachusetts Fund; 0.49% of average daily net assets for New Jersey Fund; and 0.54% of average daily net assets for New York Fund.

Clark D. Wagner, Director of Fixed Income, has served as Portfolio Manager of each of the Funds since 1991.  Mr. Wagner also serves as Portfolio Manager or Co-Portfolio Manager of other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the Advisory Agreement are available in the Fund’s Semi-Annual Report to shareholders for the six months ending June 30, 2007.

The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when do the Funds price their shares?

The share price (which is called “net asset value” or “NAV” per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”). The Funds value debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.  The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; overall market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

How do I buy shares?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer (“Representative”).  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

Each Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of each Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000 - $249,999	4.50	4.71
$250,000 - $499,999	3.50	3.63
$500,000 - $999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC. As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain c ircumstances.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares.  Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.   The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under Class B plans as asset-based sales charges.   Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market fund are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be credited in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds’ transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Funds’ policies on frequent trading in the shares of the Funds?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.

What are the risks of frequent trading in the shares of the Funds?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income.  Each Fund will distribute any net realized capital gains on an annual basis, usually before the end of each Fund’s fiscal year.  Each Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased  (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT.  However, the Funds reserve the right to buy securities that may produce taxable income.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state identified in the Fund’s name and, in certain cases, from local income taxes.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

How do I obtain a complete explanation of all account privileges and policies?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds in a reorganization on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, an indep endent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Statement of Additional Information, which is available upon request.

CONNECTICUT FUND

Per Share Data
Net Asset Value at Beginning of Year		Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.62	$.536	$.023	$.559	$.534	$.115	$.649
2004	13.53	.533	(.037)	.496	.526	—	.526
2005	13.50	.515	(.186)	.329	.521	.068	.589
2006	13.24	.498	(.002)	.496	.501	.045	.546
2007	13.19	.488	(.107)	.381	.481	—	.481
CLASS B
2003	$13.61	$.434	$.021	$.455	$.430	$.115	$.545
2004	13.52	.434	(.034)	.400	.430	—	.430
2005	13.49	.414	(.191)	.223	.425	.068	.493
2006	13.22	.398	(.008)	.390	.405	.045	.450
2007	13.16	.394	(.096)	.298	.388	—	.388

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$13.53	4.19	$31,234.85		.86	3.94	1.20	3.59	25
13.50	3.76	32,130.85		.86	3.97	1.18	3.64	45
13.24	2.48	34,186.85		.86	3.84	1.18	3.51	38
13.19	3.83	35,707.88		.89	3.77	1.08	3.57	32
13.09	2.96	36,062.90		.91	3.75	1.06	3.59	27
CLASS B
$13.52	3.40	$5,959	1.60	1.61	3.19	1.95	2.84	25
13.49	3.02	4,975	1.60	1.61	3.22	1.93	2.89	45
13.22	1.68	4,115	1.60	1.61	3.09	1.93	2.76	38
13.16	3.01	3,299	1.63	1.64	3.02	1.83	2.82	32
13.07	2.31	2,244	1.60	1.61	3.05	1.76	2.89	27

MASSACHUSETTS FUND

Per Share Data
	Net Asset Value at Beginning of Year		Income from Investment Operations	Less Distributions from
	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$12.30	$.484	$.103	$.587	$.482	$.165	$.647
2004	12.24	.465	(.139)	.326	.466	—	.466
2005	12.10	.465	(.195)	.270	.456	.044	.500
2006	11.87	.467	(.070)	.397	.462	.055	.517
2007	11.75	.462	(.141)	.321	.468	.033	.501
CLASS B
2003	$12.30	$.392	$.099	$.491	$.386	$.165	$.551
2004	12.24	.375	(.135)	.240	.370	—	.370
2005	12.11	.379	(.197)	.182	.368	.044	.412
2006	11.88	.386	(.074)	.312	.377	.055	.432
2007	11.76	.390	(.151)	.239	.386	.033	.419

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
		Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)		Expenses (%)	Net Investment Income (%)
CLASS A
$12.24	4.86	$25,819.85		.86	3.93	1.19	3.59	21
12.10	2.74	25,329.85		.85	3.85	1.19	3.51	29
11.87	2.27	23,220.85		.86	3.85	1.22	3.48	27
11.75	3.42	24,004.78		.80	3.98	1.12	3.64	16
11.57	2.81	24,120.75		.77	3.98	1.08	3.65	40
CLASS B
$12.24	4.05	$3,876	1.60	1.61	3.18	1.94	2.84	21
12.11	2.01	3,623	1.60	1.60	3.10	1.94	2.76	29
11.88	1.52	2,781	1.60	1.61	3.10	1.97	2.73	27
11.76	2.69	2,217	1.53	1.55	3.23	1.87	2.89	16
11.58	2.09	1,726	1.45	1.47	3.28	1.78	2.95	40

NEW JERSEY FUND

Per Share Data
	Net Asset Value at Beginning of Year		Income from Investment Operations		Less Distributions from
	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.38	$.524	$.038	$.562	$.526	$.116	$.642
2004	13.30	.518	(.184)	.334	.514	—	.514
2005	13.12	.494	(.186)	.308	.498	—	.498
2006	12.93	.484	(.033)	.451	.480	.071	.551
2007	12.83	.483	(.131)	.352	.484	.068	.552
CLASS B
2003	$13.34	$.424	$.046	$.470	$.424	$.116	$.540
2004	13.27	.418	(.192)	.226	.406	—	.406
2005	13.09	.395	(.185)	.210	.390	—	.390
2006	12.91	.388	(.033)	.355	.374	.071	.445
2007	12.82	.395	(.134)	.261	.393	.068	.461

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
		Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)		Expenses (%)	Net Investment Income (%)
CLASS A
$13.30	4.28	$63,407.96		.96	3.90	1.16	3.70	34
13.12	2.59	63,235.95		.95	3.95	1.15	3.75	28
12.93	2.39	61,161.95		.96	3.79	1.16	3.58	40
12.83	3.57	56,712.95		.96	3.77	1.06	3.66	19
12.63	2.82	50,444.95		.96	3.80	1.07	3.68	37
CLASS B
$13.27	3.59	$7,067	1.71	1.71	3.15	1.91	2.95	34
13.09	1.75	6,514	1.70	1.70	3.20	1.90	3.00	28
12.91	1.63	5,776	1.70	1.71	3.04	1.91	2.83	40
12.82	2.80	4,929	1.70	1.71	3.02	1.81	2.91	19
12.62	2.09	4,231	1.65	1.66	3.10	1.77	2.98	37

NEW YORK FUND

Per Share Data
Net Asset Value at Beginning of Year		Income from Investment Operations		Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$14.90	$.596	$.042	$.638	$.585	$.123	$.708
2004	14.83	.570	(.219)	.351	.581	—	.581
2005	14.60	.536	(.225)	.311	.541	—	.541
2006	14.37	.543	(.044)	.499	.539	—	.539
2007	14.33	.536	(.136)	.400	.540	—	.540
CLASS B
2003	$14.89	$.485	$.035	$.520	$.477	$.123	$.600
2004	14.81	.460	(.217)	.243	.473	—	.473
2005	14.58	.427	(.224)	.203	.433	—	.433
2006	14.35	.434	(.043)	.391	.431	—	.431
2007	14.31	.435	(.127)	.308	.438	—	.438

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
		Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)		Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$14.83	4.37	$184,944.98		.99	3.99	1.14	3.84	21
14.60	2.44	177,975.97		.98	3.88	1.13	3.73	30
14.37	2.16	169,787.98		.99	3.70	1.14	3.55	49
14.33	3.55	159,859.97		.98	3.78	1.03	3.73	24
14.19	2.87	148,128.96		.97	3.78	1.03	3.71	42
CLASS B
$14.81	3.55	$8,583	1.73	1.74	3.24	1.89	3.09	21
14.58	1.69	7,613	1.72	1.73	3.13	1.88	2.98	30
14.35	1.41	6,938	1.73	1.74	2.95	1.89	2.80	49
14.31	2.77	5,847	1.72	1.73	3.03	1.78	2.98	24
14.18	2.20	4,881	1.66	1.67	3.08	1.73	3.01	42

SINGLE STATE INSURED TAX EXEMPT

Connecticut Fund

Massachusetts Fund

New Jersey Fund

New York Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds’ shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ 08837-3620
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at
1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No.  811-3690)

SINGLE STATE INSURED TAX EXEMPT

Georgia Fund

Maryland Fund

North Carolina Fund

Virginia Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS P R O S P E C T U S Is May 1, 2008

CONTENTS

FUND DESCRIPTIONS

What are the Single State Insured Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

1

Who should consider buying a Single State Insured Tax Exempt Fund?

4

How have the Single State Insured Tax Exempt Funds performed?

5

Georgia

6

Maryland

7

North Carolina

8

Virginia

9

What are the fees and expenses of the Single State Insured Tax Exempt
Funds?

10

Who manages the Single State Insured Tax Exempt Funds?

13

BUYING AND SELLING SHARES

How and when do the Funds price their shares?

14

How do I buy shares?

15

What are the sales charges?

16

Are sales charge discounts available?

17

How do I sell shares?

18

What if my account falls below the minimum account requirement?

19

Can I exchange my shares for the shares of other First Investors Funds?

19

What are the Funds’ policies on frequent trading in the shares of the Funds?

19

What are the risks of frequent trading in the shares of the Funds?

19

ACCOUNT POLICIES

What about dividends and capital gain distributions?

20

What about taxes?

20

How do I obtain a complete explanation of all account privileges and policies?

20

FINANCIAL HIGHLIGHTS

Georgia Fund

22

Maryland Fund

24

North Carolina Fund

26

Virginia Fund

28

FUND DESCRIPTIONS

What are the Single State Insured Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

Objectives:

The Georgia, Maryland, North Carolina and Virginia Insured Tax Exempt Funds (collectively, the “Single State Insured Tax Exempt Funds” or “Funds”) seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state.  Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Principal Investment Strategies:

Each Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state identified in the name of the Fund.  Under normal circumstances, at least 80% of each Fund's net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from that state’s income tax for individual residents of the state.  For example, the Georgia Fund generally invests in Georgia bonds, the Maryland Fund generally invests in Maryland bonds, and so on.  However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories, such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state.  In certain cases, the interest paid by a Fund may also be exempt from local taxes.

The Funds generally invest in municipal securities that are insured as to the timely payment of interest and principal.  The Funds may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds.

Under normal circumstances, each Fund will invest at least 80% of its net assets in  securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”).  The insurance company ratings are determined at the time the securities are purchased by the Fund.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

To the extent the Funds invest in uninsured securities, they will generally restrict such investments to securities that are rated, at the time of purchase, as investment grade by at least one NRSRO or that are unrated but are determined by the Funds’ Adviser to be of investment grade quality.

The Funds generally pursue their objectives of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more ("long-term" municipal bonds).  Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities.  However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Funds may continue to hold bonds after they have been purchased without regard to their maturities.  For example, consistent with their investment objectives, the Funds may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Funds may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  For example, if the Funds believe that interest rates are likely to rise, they may attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities.  Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns.  Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Funds may sell a security for a variety of reasons, including to adjust the Funds’ duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Funds will not necessarily sell investments if their ratings or the rating of a company that insures the security are reduced or there is a default by the issuer.  The Funds generally take taxes into consideration in deciding whether to sell an investment. Thus, the Funds may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO.  When the Funds are so invested, they may not achieve their investment objectives.

Information on the Funds’ recent strategies and holdings can be found in the most recent annual report and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Single State Insured Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.  Since the Funds invest in long-term municipal bonds, each Fund's net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline.  Some investments that the Funds buy may give the issuer the option to “call” or redeem these investments before their maturity dates.  If investments mature or are “called” during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields.  The Funds also invest in floating rate and variable rate demand notes.  When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by each Fund are insured.  Many companies that insure municipal securities have also written insurance on subprime mortgage securities and other types of higher risk securities.  The exposure of these companies to subprime mortgages and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings.  Some insurers had their credit ratings downgraded and/or have been put on credit watches.  In the event that the claims paying ability of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected.  It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases a Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state.  Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County, California.

Market Risk:

The Funds are subject to market risk.  Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand.  They may also decline in value even if the overall market is doing well. While each Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund’s share price and expose each Fund to significant additional costs and potential investment losses.  Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.  Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations.  Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.  The Funds may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying a Single State Insured Tax Exempt Fund?

A Single State Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio.  It may be appropriate for you if you:

¢

Are seeking a relatively conservative investment which provides a high degree of credit quality,

¢

Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

¢

Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

¢

Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Exempt Funds are generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts.  Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program.  For most investors, a complete program should include stock, bond and money market funds.  Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio.  There have been extended periods, however, during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program could result in a loss.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How have the Single State Insured Tax Exempt Funds performed?

The following information shows how each Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in each of the Funds.  A Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the annual total returns of each Fund’s Class A shares over the past ten calendar years ended December 31.  Each Fund also has Class B shares.  The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses.  The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Georgia During the periods shown, the highest quarterly return was 6.01% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.40% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.69%	2.39%	4.30%
Return After Taxes on Distributions	-2.74%	2.33%	4.25%
Return After Taxes on Distributions and Sale of Fund Shares	-0.31%	2.46%	4.22%
Class B Shares
Return Before Taxes	-1.45%	2.49%	4.28%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Maryland During the periods shown, the highest quarterly return was 5.44% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.45% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-3.53%	1.84%	3.83%
Return After Taxes on Distributions	-3.67%	1.69%	3.75%
Return After Taxes on Distributions and Sale of Fund Shares	-0.81%	1.91%	3.77%
Class B Shares
Return Before Taxes	-2.31%	1.93%	3.80%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

North Carolina

During the periods shown, the highest quarterly return was 5.19% (for the quarter ended September 30,

2002), and the lowest quarterly return was -2.35% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-3.03%	2.37%	4.24%
Return After Taxes on Distributions	-3.06%	2.25%	4.18%
Return After Taxes on Distributions and Sale of Fund Shares	-0.67%	2.39%	4.14%
Class B Shares
Return Before Taxes	-1.86%	2.47%	4.20%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Virginia During the periods shown, the highest quarterly return was 5.10% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.55% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-3.27%	2.04%	3.81%
Return After Taxes on Distributions	-3.33%	1.90%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares	-0.78%	2.10%	3.75%
Class B Shares
Return Before Taxes	-2.11%	2.14%	3.77%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

What are the fees and expenses of the Single State Insured Tax Exempt Funds?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)	Fee Waivers (1)	Net Expenses (2)
Georgia Fund
Class A Shares	0.60%	0.30%	0.24%	1.14%	0.47%	0.67%
Class B Shares	0.60%	1.00%	0.24%	1.84%	0.47%	1.37%
Maryland Fund
Class A Shares	0.60%	0.30%	0.21%	1.11%	0.36%	0.75%
Class B Shares	0.60%	1.00%	0.21%	1.81%	0.36%	1.45%
North Carolina Fund
Class A Shares	0.60%	0.30%	0.17%	1.07%	0.32%	0.75%
Class B Shares	0.60%	1.00%	0.17%	1.77%	0.32%	1.45%
Virginia Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%	0.18%	0.90%
Class B Shares	0.60%	1.00%	0.18%	1.78%	0.18%	1.60%

(1)

The Adviser has contractually agreed with the Funds’ Board of Trustees (“Board”) to waive Management Fees for the fiscal year ending December 31, 2008 to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses), net of fee reductions earned from the expense offset arrangements noted below in footnote 2, exceed for Class A shares 0.67% for Georgia Fund, 0.75% for Maryland Fund, 0.75% for North Carolina Fund, and 0.90% for Virginia Fund and exceed for Class B shares 1.37% for Georgia Fund, 1.45% for Maryland Fund, 1.45% for North Carolina Fund, and 1.60% for Virginia Fund.  The Board may change or eliminate these fee waivers at any time.

(2)

Each Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses, but are reflected in Net Expenses.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Georgia Fund
Class A shares	$640	$872	$1,124	$1,842
Class B shares	$539	$833	$1,152	$1,936*
Maryland Fund
Class A shares	$647	$874	$1,119	$1,819
Class B shares	$548	$834	$1,146	$1,913*
North Carolina Fund
Class A shares	$647	$866	$1,102	$1,778
Class B shares	$548	$826	$1,129	$1.872*
Virginia Fund
Class A shares	$662	$882	$1,120	$1,801
Class B shares	$563	$843	$1,148	$1,895*

* Assumes conversion to Class A shares eight years after purchase.

	One Year	Three Years	Five Years	Ten Years
If you do not redeem your shares:
Georgia Fund
Class A shares	$640	$872	$1,124	$1,842
Class B shares	$139	$533	$952	$1,936*
Maryland Fund
Class A shares	$647	$874	$1,119	$1,819
Class B shares	$148	$534	$946	$1,913*
North Carolina Fund
Class A shares	$647	$866	$1,102	$1,778
Class B shares	$148	$526	$929	$1,872*
Virginia Fund
Class A shares	$662	$882	$1,120	$1,801
Class B shares	$163	$543	$948	$1,895*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Single State Insured Tax Exempt Funds?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of December 31, 2007, FIMCO served as investment adviser to 45 mutual funds or series of funds with total net assets of approximately $7.5 billion.  FIMCO supervises all aspects of each Fund’s operations.

For the fiscal year ended December 31, 2007, FIMCO received advisory fees, net of waiver (if any), as follows: 0.15% of average daily net assets for Georgia Fund; 0.25% of average daily net assets for Maryland Fund; 0.29% of average daily net assets for North Carolina Fund; and 0.43% of average daily net assets for Virginia Fund.

Clark D. Wagner, Director of Fixed Income, has served as Portfolio Manager of the Maryland and Virginia Insured Tax Exempt Funds since 1991 and the Georgia and North Carolina Insured Tax Exempt Funds since their inception in 1992.  Mr. Wagner also serves as Portfolio Manager or Co-Portfolio Manager of other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the Advisory Agreement are available in the Fund’s Semi-Annual Report to shareholders for the six months ending June 30, 2007.

The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when do the Funds price their shares?

The share price (which is called “net asset value” or “NAV” per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Funds value debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.  The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; overall market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

How do I buy shares?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer (“Representative”).  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.  For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

Each Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of each Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000 - $249,999	4.50	4.71
$250,000 - $499,999	3.50	3.63
$500,000 - $999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.   The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under Class B plans as asset-based sales charges.   Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market fund are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be credited in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds’ transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Funds’ policies on frequent trading in the shares of the Funds?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.

What are the risks of frequent trading in the shares of the Funds?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income.  Each Fund will distribute any net realized capital gains on an annual basis, usually before the end of each Fund’s fiscal year.  Each Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT.  However, the Funds reserve the right to buy securities that may produce taxable income.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state identified in the Fund’s name and, in certain cases, from local income taxes.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

How do I obtain a complete explanation of all account privileges and policies?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds in a reorganization on April 28, 2006.  Each Fund has adopted the financial history of its respective predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Statement of Additional Information, which is available upon request.

GEORGIA FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.86	$.562	$.109	$.671	$.557	$.114	$.671
2004	13.86	.547	(.119)	.428	.548	—	.548
2005	13.74	.547	(.205)	.342	.542	—	.542
2006	13.54	.543	.006	.549	.549	—	.549
2007	13.54	.544	(.111)	.433	.550	.053	.603
CLASS B
2003	$13.84	$.460	$.103	$.563	$.449	$.114	$.563
2004	13.84	.447	(.117)	.330	.440	—	.440
2005	13.73	.444	(.199)	.245	.435	—	.435
2006	13.54	.446	(.004)	.442	.442	—	.442
2007	13.54	.454	(.117)	.337	.454	.053	.507

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$13.86	4.94	$9,633.60		.61	4.05	1.26	3.39	20
13.74	3.18	10,815.60		.62	4.00	1.24	3.36	32
13.54	2.53	11,567.60		.62	3.99	1.24	3.35	21
13.54	4.15	10,953.65		.67	4.04	1.17	3.52	18
13.37	3.28	10,538.67		.69	4.07	1.14	3.60	36
CLASS B
$13.84	4.13	$1,564	1.35	1.36	3.30	2.01	2.64	20
13.73	2.45	1,295	1.35	1.37	3.25	1.99	2.61	32
13.54	1.81	1,287	1.35	1.37	3.24	1.99	2.60	21
13.54	3.33	1,111	1.40	1.42	3.29	1.92	2.77	18
13.37	2.55	1,011	1.37	1.39	3.37	1.84	2.90	36

MARYLAND FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$14.14	$.526	$.094	$.620	$.525	$.025	$.550
2004	14.21	.538	(.194)	.344	.524	—	.524
2005	14.03	.527	(.209)	.318	.528	.010	.538
2006	13.81	.529	(.040)	.489	.538	.171	.709
2007	13.59	.532	(.218)	.314	.523	.131	.654
CLASS B
2003	$14.14	$.420	$.102	$.522	$.417	$.025	$.442
2004	14.22	.436	(.200)	.236	.416	—	.416
2005	14.04	.423	(.212)	.211	.421	.010	.431
2006	13.82	.429	(.047)	.382	.441	.171	.612
2007	13.59	.449	(.223)	.226	.425	.131	.556

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$14.21	4.47	$26,934.85		.86	3.71	1.18	3.38	27
14.03	2.48	27,107.85		.86	3.83	1.18	3.50	15
13.81	2.30	23,935.85		.87	3.76	1.21	3.40	27
13.59	3.62	20,822.85		.87	3.83	1.13	3.55	20
13.25	2.36	18,517.75		.76	3.96	1.11	3.60	9
CLASS B
$14.22	3.75	$6,033	1.60	1.61	2.96	1.93	2.63	27
14.04	1.70	5,180	1.60	1.61	3.08	1.93	2.75	15
13.82	1.52	4,863	1.60	1.62	3.01	1.95	2.66	27
13.59	2.82	3,932	1.60	1.62	3.08	1.88	2.80	20
13.26	1.69	2,721	1.45	1.46	3.26	1.81	2.90	9

NORTH CAROLINA FUND

Per Share Data
Net Asset Value at Beginning of Year		Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.57	$.536	$.145	$.681	$.537	$.084	$.621
2004	13.63	.530	(.108)	.422	.522	—	.522
2005	13.53	.522	(.173)	.349	.528	.051	.579
2006	13.30	.512	.035	.547	.506	.071	.577
2007	13.27	.504	(.131)	.373	.504	.019	.523
CLASS B
2003	$13.58	$.434	$.141	$.575	$.441	$.084	$.525
2004	13.63	.429	(.103)	.326	.426	—	.426
2005	13.53	.422	(.179)	.243	.432	.051	.483
2006	13.29	.411	.039	.450	.409	.071	.480
2007	13.26	.410	(.133)	.277	.408	.019	.427

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$13.63	5.11	$19,592.75		.76	3.94	1.25	3.44	22
13.53	3.18	21,430.75		.76	3.94	1.20	3.49	59
13.30	2.62	22,561.75		.77	3.88	1.20	3.43	22
13.27	4.20	22,128.75		.77	3.85	1.09	3.51	34
13.12	2.89	22,905.75		.76	3.85	1.07	3.53	20
CLASS B
$13.63	4.30	$4,586	1.50	1.51	3.19	2.00	2.69	22
13.53	2.45	4,375	1.50	1.51	3.19	1.95	2.74	59
13.29	1.82	4,576	1.50	1.52	3.13	1.95	2.68	22
13.26	3.45	4,116	1.50	1.52	3.10	1.84	2.76	34
13.11	2.14	3,153	1.45	1.46	3.15	1.77	2.83	20

VIRGINIA FUND

Per Share Data
Net Asset Value at Beginning of Year	Income from Investment Operations				Less Distributions from
	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.53	$.550	$.063	$.613	$.540	$.083	$.623
2004	13.52	.538	(.173)	.365	.541	.004	.545
2005	13.34	.505	(.199)	.306	.518	.068	.586
2006	13.06	.495	.009	.504	.492	.102	.594
2007	12.97	.483	(.151)	.332	.488	.054	.542
CLASS B
2003	$13.49	$.445	$.072	$.517	$.444	$.083	$.527
2004	13.48	.436	(.177)	.259	.445	.004	.449
2005	13.29	.402	(.191)	.211	.413	.068	.481
2006	13.02	.395	.013	.408	.386	.102	.488
2007	12.94	.393	(.154)	.239	.395	.054	.449

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$13.52	4.62	$41,758.90		.91	4.06	1.16	3.81	17
13.34	2.78	35,941.90		.90	4.02	1.17	3.75	23
13.06	2.33	31,281.90		.91	3.81	1.20	3.51	23
12.97	3.95	31,839.90		.91	3.81	1.10	3.61	29
12.76	2.62	32,637.90		.91	3.77	1.08	3.59	40
CLASS B
$13.48	3.89	$2,851	1.65	1.66	3.31	1.91	3.06	17
13.29	1.98	2,392	1.65	1.65	3.27	1.92	3.00	23
13.02	1.61	1,992	1.65	1.66	3.06	1.95	2.76	23
12.94	3.19	1,476	1.65	1.66	3.06	1.85	2.86	29
12.73	1.89	1,488	1.60	1.61	3.07	1.78	2.89	40

SINGLE STATE INSURED TAX EXEMPT

Georgia Fund

Maryland Fund

North Carolina Fund

Virginia Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds’ shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com+or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ 08837-3620
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-3690)

Single State Insured Tax Exempt

Michigan Fund

Minnesota Fund

Missouri Fund

Ohio Fund

Pennsylvania Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

Is May 1, 2008

CONTENTS

FUND DESCRIPTIONS

What are the Single State Insured Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

1

Who should consider buying a Single State Insured Tax Exempt Fund?

5

How have the Single State Insured Tax Exempt Funds performed?

6

Michigan

7

Minnesota

8

Missouri

9

Ohio

10

Pennsylvania

11

What are the fees and expenses of the Single State Insured Tax Exempt

    Funds?

12

Who manages the Single State Insured Tax Exempt Funds?

15

BUYING AND SELLING SHARES

How and when do the Funds price their shares?

16

How do I buy shares?

17

What are the sales charges?

18

Are sales charge discounts available?

19

How do I sell shares?

20

What if my account falls below the minimum account requirement?

21

Can I exchange my shares for the shares of other First Investors Funds?

21

What are the Funds’ policies on frequent trading in the shares of the Funds?

21

What are the risks of frequent trading in the shares of the Funds?

21

ACCOUNT POLICIES

What about dividends and capital gain distributions?

22

What about taxes?

23

How do I obtain a complete explanation of all account privileges and policies?

23

FINANCIAL HIGHLIGHTS

Michigan Fund

25

Minnesota Fund

27

Missouri Fund

29

Ohio Fund

31

Pennsylvania Fund

33

FUND DESCRIPTIONS

What are the Single State Insured Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

Objectives:

The Michigan, Minnesota, Missouri, Ohio and Pennsylvania Insured Tax Exempt Funds (collectively, the “Single State Insured Tax Exempt Funds” or “Funds”) seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state.  Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Principal Investment Strategies:

Each Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state identified in the name of the Fund.  Under normal circumstances, at least 80% of each Fund's net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from that state’s income tax for individual residents of the state.  For example, the Michigan Fund generally invests in Michigan bonds, the Minnesota Fund generally invests in Minnesota bonds, and so on.  However, each Fund, other than the Minnesota Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories, such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state.  Under normal circumstances, the Minnesota Fund will invest only in Minnesota municipal obligations.  In certain cases, the interest paid by a Fund may also be exempt from local taxes.

The Funds generally invest in municipal securities that are insured as to the timely payment of interest and principal.  The Funds may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds.

Under normal circumstances, each Fund will invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”).  The insurance company ratings are determined at the time the securities are purchased by the Fund.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

To the extent the Funds invest in uninsured securities, they will generally restrict such investments to securities that are rated, at the time of purchase, as investment grade by at least one NRSRO or that are unrated but are determined by the Funds’ Adviser to be of investment grade quality.

The Funds generally pursue their objectives of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more ("long-term" municipal bonds).  Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities.  However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Funds may continue to hold bonds after they have been purchased without regard to their maturities.  For example, consistent with their investment objectives, the Funds may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Funds may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  For example, if the Funds believe that interest rates are likely to rise, they may attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities.  Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns.  Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Funds may sell a security for a variety of reasons, including to adjust the Funds’ duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Funds will not necessarily sell investments if their ratings or the rating of a company that insures the security are reduced or there is a default by the issuer.  The Funds generally take taxes into consideration in deciding whether to sell an investment.  Thus, the Funds may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO.  When the Funds are so invested, they may not achieve their investment objectives.

Information on the Funds’ recent strategies and holdings can be found in the most recent annual report and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk.  Here are the principal risks of investing in the Single State Insured Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.  Since the Funds invest in long-term municipal bonds, each Fund's net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline.  Some investments that the Funds buy may give the issuer the option to “call” or redeem these investments before their maturity dates.  If investments mature or are “called” during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields.  The Funds also invest in floating rate and variable rate demand notes.  When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by each Fund are insured.  Many companies that insure municipal securities have also written insurance on subprime mortgage securities and other types of higher risk securities.  The exposure of these companies to subprime mortgages and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings.  Some insurers had their credit ratings downgraded and/or have been put on credit watches.  In the event that the claims paying ability of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected.  It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases a Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state.  Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County, California.

Market Risk:

The Funds are subject to market risk.  Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand.  They may also decline in value even if the overall market is doing well.  While each Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund’s share price and expose each Fund to significant additional costs and potential investment losses.  Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.  Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations.  Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.  The Funds may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying a Single State Insured Tax Exempt Fund?

A Single State Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio.  It may be appropriate for you if you:

▀

Are seeking a relatively conservative investment which provides a high degree of credit quality,

▀

Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

▀

Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

▀

Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Exempt Funds are generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts.  Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program.  For most investors, a complete program should include stock, bond and money market funds.  Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio.  There have been extended periods, however, during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program could result in a loss.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

How have the Single State Insured Tax Exempt Funds performed?

The following information shows how each Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in each of the Funds.  A Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the annual total returns of each Fund’s Class A shares over the past ten calendar years ended December 31.  Each Fund also has Class B shares.  The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses.  The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares.  If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”).  The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.  After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation.  Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns for Class B shares will vary from those shown below.

Michigan During the periods shown, the highest quarterly return was 5.25% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.53% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-3.02%	1.96%	3.67%
Return After Taxes on Distributions	-3.02%	1.82%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares	-0.64%	2.07%	3.63%
Class B Shares
Return Before Taxes	-1.87%	2.03%	3.65%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Minnesota During the periods shown, the highest quarterly return was 4.49% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.03% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.89%	2.30%	4.06%
Return After Taxes on Distributions	-2.89%	2.30%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares	-0.58%	2.42%	4.05%
Class B Shares
Return Before Taxes	-1.70%	2.41%	4.04%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Missouri During the periods shown, the highest quarterly return was 5.68% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.19% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.91%	2.63%	4.45%
Return After Taxes on Distributions	-2.91%	2.63%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	-0.62%	2.69%	4.37%
Class B Shares
Return Before Taxes	-1.82%	2.71%	4.42%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Ohio During the periods shown, the highest quarterly return was 5.47% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.66% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.53%	2.12%	3.95%
Return After Taxes on Distributions	-2.60%	2.08%	3.84%
Return After Taxes on Distributions and Sale of Fund Shares	-0.22%	2.23%	3.88%
Class B Shares
Return Before Taxes	-1.31%	2.20%	3.93%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Pennsylvania

During the periods shown, the highest quarterly return was 5.09% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.57% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-2.84%	1.93%	3.84%
Return After Taxes on Distributions	-2.87%	1.79%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares	-0.51%	2.02%	3.76%
Class B Shares
Return Before Taxes	-1.67%	2.03%	3.82%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	3.29%	4.76%	5.54%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

What are the fees and expenses of the Single State Insured Tax Exempt Funds?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year.  Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)	Fee Waivers (1)	Net Expenses (2)
Michigan Fund
Class A Shares	0.60%	0.30%	0.19%	1.09%	0.19%	0.90%
Class B Shares	0.60%	1.00%	0.19%	1.79%	0.19%	1.60%
Minnesota Fund
Class A Shares	0.60%	0.30%	0.23%	1.13%	0.46%	0.67%
Class B Shares	0.60%	1.00%	0.23%	1.83%	0.46%	1.37%
Missouri Fund
Class A Shares	0.60%	0.30%	0.21%	1.11%	0.44%	0.67%
Class B Shares	0.60%	1.00%	0.21%	1.81%	0.44%	1.37%
Ohio Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%	0.33%	0.75%
Class B Shares	0.60%	1.00%	0.18%	1.78%	0.33%	1.45%
Pennsylvania Fund
Class A Shares	0.60%	0.30%	0.16%	1.06%	0.16%	0.90%
Class B Shares	0.60%	1.00%	0.16%	1.76%	0.16%	1.60%

(1)

The Adviser has contractually agreed with the Funds’ Board of Trustees (“Board”) to waive Management Fees for the fiscal year ending December 31, 2008 to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses), net of fee reductions earned from the expense offset arrangements noted below in footnote 2, exceed for Class A shares 0.90% for Michigan Fund, 0.67% for Minnesota Fund, 0.67% for Missouri Fund, 0.75% for Ohio Fund, and 0.90% for Pennsylvania Fund, and exceed for Class B shares 1.60% for Michigan Fund, 1.37% for Minnesota Fund, 1.37% for Missouri Fund, 1.45% for Ohio Fund, and 1.60% for Pennsylvania Fund.  The Board may change or eliminate these fee waivers at any time.

(2)

Each Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses, but are reflected in Net Expenses.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Michigan Fund
Class A shares	$662	$884	$1,124	$1,811
Class B shares	$563	$845	$1,152	$1,905*
Minnesota Fund
Class A shares	$640	$870	$1,120	$1,832
Class B shares	$539	$831	$1,148	$1,926*
Missouri Fund
Class A shares	$640	$866	$1,111	$1,812
Class B shares	$539	$827	$1,139	$1,906*
Ohio Fund
Class A shares	$647	$868	$1,106	$1,788
Class B shares	$548	$828	$1,134	$1,883*
Pennsylvania Fund
Class A shares	$662	$878	$1,111	$1,781
Class B shares	$563	$839	$1,139	$1,875*

* Assumes conversion to Class A shares eight years after purchase.

	One Year	Three Years	Five Years	Ten Years
If you do not redeem your shares:
Michigan Fund
Class A shares	$662	$884	$1,124	$1,811
Class B shares	$163	$545	$952	$1,905*
Minnesota Fund
Class A shares	$640	$870	$1,120	$1,832
Class B shares	$139	$531	$948	$1,926*
Missouri Fund
Class A shares	$640	$866	$1,111	$1,812
Class B shares	$139	$527	$939	$1,906*
Ohio Fund
Class A shares	$647	$868	$1,106	$1,788
Class B shares	$148	$528	$934	$1,883*
Pennsylvania Fund
Class A shares	$662	$878	$1,111	$1,781
Class B shares	$163	$539	$939	$1,875*

* Assumes conversion to Class A shares eight years after purchase.

Who manages the Single State Insured Tax Exempt Funds?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of December 31, 2007, FIMCO served as investment adviser to 45 mutual funds or series of funds with total net assets of approximately $7.5 billion.  FIMCO supervises all aspects of each Fund’s operations.

For the fiscal year ended December 31, 2007, FIMCO received advisory fees, net of waiver (if any), as follows:  0.42% of average daily net assets for Michigan Fund; 0.15% of average daily net assets for Minnesota Fund; 0.17% of average daily net assets for Missouri Fund; 0.29% of average daily net assets for Ohio Fund; and 0.44% of average daily net assets for Pennsylvania Fund.

Clark D. Wagner, Director of Fixed Income, has served as Portfolio Manager of each of the Funds since 1991, except for the Missouri Insured Tax Exempt Fund, in which case he has been the Portfolio Manager since its inception in 1992.  Mr. Wagner also serves as Portfolio Manager or Co-Portfolio Manager of other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the Advisory Agreement are available in the Fund’s Semi-Annual Report to shareholders for the six months ending June 30, 2007.

The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when do the Funds price their shares?

The share price (which is called “net asset value” or “NAV” per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  The Funds value debt obligations with maturities of 60 days or less at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.  The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; overall market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

How do I buy shares?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer (“Representative”).  Your Representative will help you complete and submit an application.  Your initial investment must be at least $1,000.  Subsequent investments can be made in any dollar amount.  We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge (“offering price”).  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price.  The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

What are the sales charges?

Each Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares.  The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it.  For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge and contingent deferred sales charge (“CDSC”) for Class A and Class B shares.

Class A Shares
Class A shares of each Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000 - $249,999	4.50	4.71
$250,000 - $499,999	3.50	3.63
$500,000 - $999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

Class B Shares*

Class B shares are sold at net asset value without any initial sales charge.  However, you may pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated below.  Class B shares convert to Class A shares after eight years.

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certa in circumstances.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares.  Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under Class B plans as asset-based sales charges.  Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts available?

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  (Class A shares of our money market fund are not counted for ROA purposes if they were purchased directly without a sales charge.)  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances.  Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders.  Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund.  CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan.  Finally, CDSCs on Class A and Class B share redemptions will be credited in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate.  The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds’ transfer agent (see back cover).  It is also available on our website, www.firstinvestors.com, under the heading “Information Center”, and by clicking on “Shareholder Manual”.  Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading “Information Center”, and by clicking on “Sales Charges, Discounts and Waivers – Choosing Between Share Classes”.

How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

Providing that you have not declined telephone privileges, you may also make a redemption of certain shares by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account.  Shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee.  We may also require documentary proof of authority for redemptions from certain typ es of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account.  In such circumstances, you will have to provid e us with a written redemption request.

You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.

Systematic payments are not eligible for our reinstatement privilege.  You should therefore avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual.  For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice.  Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Can I exchange my shares for the shares of other First Investors Funds?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge.  You can only exchange within the same class of shares (e.g., Class A to Class A).  For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

What are the Funds’ policies on frequent trading in the shares of the Funds?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.

What are the risks of frequent trading in the shares of the Funds?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income.  Each Fund will distribute any net realized capital gains on an annual basis, usually before the end of each Fund’s fiscal year.  Each Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in our Shareholder Manual.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT.  However, the Funds reserve the right to buy securities that may produce taxable income.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state identified in the Fund’s name and, in certain cases, from local income taxes.  For Minnesota residents, exempt interest dividends paid to shareholders from the Minnesota Fund that are derived from specified Minnesota obligations are exempt from the regular Minnesota personal income tax only if 95% or more of the exempt interest dividends paid by the Minnesota Fund are derived from specified Minnesota obligations.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

How do I obtain a complete explanation of all account privileges and policies?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges.  The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge.  For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds in a reorganization on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund.  The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker, an indep endent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Statement of Additional Information, which is available upon request.

MICHIGAN FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.03	$.535	$.061	$.596	$.541	$.055	$.596
2004	13.03	.523	(.240)	.283	.526	.007	.533
2005	12.78	.523	(.224)	.299	.494	.235	.729
2006	12.35	.487	(.044)	.443	.503	.080	.583
2007	12.21	.479	(.139)	.340	.480	—	.480
CLASS B
2003	$13.01	$.437	$.063	$.500	$.445	$.055	$.500
2004	13.01	.425	(.238)	.187	.430	.007	.437
2005	12.76	.426	(.223)	.203	.398	.235	.633
2006	12.33	.393	(.046)	.347	.407	.080	.487
2007	12.19	.394	(.141)	.253	.393	—	.393

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$13.03	4.66	$41,585.94		.94	4.11	1.19	3.86	29
12.78	2.25	35,869.90		.90	4.07	1.19	3.78	23
12.35	2.38	32,325.90		.91	4.10	1.20	3.80	36
12.21	3.68	29,016.90		.91	3.96	1.11	3.75	39
12.07	2.86	28,063.90		.90	3.97	1.09	3.78	26
CLASS B
$13.01	3.91	$1,686	1.69	1.69	3.36	1.94	3.11	29
12.76	1.48	2,302	1.65	1.65	3.32	1.94	3.03	23
12.33	1.61	2,238	1.65	1.66	3.35	1.95	3.05	36
12.19	2.88	2,043	1.65	1.66	3.21	1.86	3.00	39
12.05	2.13	1,846	1.60	1.60	3.27	1.79	3.08	26

MINNESOTA FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions From
	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$12.08	$.499	$.083	$.582	$.492	—	$.492
2004	12.17	.496	(.091)	.405	.495	—	.495
2005	12.08	.483	(.231)	.252	.492	—	.492
2006	11.84	.472	.009	.481	.471	—	.471
2007	11.85	.460	(.112)	.348	.458	—	.458
CLASS B
2003	$12.08	$.407	$.089	$.496	$.396	—	$.396
2004	12.18	.408	(.089)	.319	.399	—	.399
2005	12.10	.405	(.240)	.165	.405	—	.405
2006	11.86	.388	(.002)	.386	.386	—	.386
2007	11.86	.382	(.116)	.266	.376	—	.376

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$12.17	4.91	$13,848.60		.61	4.14	1.30	3.44	32
12.08	3.42	14,287.60		.61	4.12	1.24	3.48	18
11.84	2.13	15,420.60		.62	4.03	1.25	3.38	31
11.85	4.16	15,967.65		.67	4.01	1.14	3.52	35
11.74	3.02	16,070.67		.69	3.92	1.13	3.46	47
CLASS B
$12.18	4.17	$1,194	1.35	1.36	3.39	2.05	2.69	32
12.10	2.68	1,122	1.35	1.36	3.37	1.99	2.73	18
11.86	1.38	719	1.35	1.37	3.28	2.00	2.63	31
11.86	3.32	616	1.40	1.42	3.26	1.89	2.77	35
11.75	2.30	527	1.37	1.39	3.22	1.83	2.76	47

MISSOURI FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.65	$.541	$.185	$.726	$.534	$.012	$.546
2004	13.83	.558	(.056)	.502	.552	—	.552
2005	13.78	.533	(.154)	.379	.539	—	.539
2006	13.62	.519	.059	.578	.528	—	.528
2007	13.67	.526	(.128)	.398	.518	—	.518
CLASS B
2003	$13.65	$.438	$.180	$.618	$.426	$.012	$.438
2004	13.83	.454	(.050)	.404	.444	—	.444
2005	13.79	.433	(.161)	.272	.432	—	.432
2006	13.63	.421	.060	.481	.431	—	.431
2007	13.68	.434	(.142)	.292	.422	—	.422

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$13.83	5.43	$8,158.60		.61	3.95	1.35	3.20	22
13.78	3.73	7,839.60		.61	4.07	1.28	3.39	7
13.62	2.79	11,123.60		.62	3.87	1.25	3.22	37
13.67	4.34	13,953.65		.67	3.84	1.14	3.35	73
13.55	2.99	12,317.67		.68	3.88	1.11	3.44	29
CLASS B
$13.83	4.60	$3,108	1.35	1.36	3.20	2.10	2.45	22
13.79	2.99	3,274	1.35	1.36	3.32	2.03	2.64	7
13.63	2.00	3,076	1.35	1.37	3.12	2.00	2.47	37
13.68	3.60	2,621	1.40	1.42	3.09	1.89	2.60	73
13.55	2.18	2,028	1.37	1.38	3.18	1.81	2.74	29

OHIO FUND

Per Share Data
Net Asset Value at Beginning of Year	Income from Investment Operations				Less Distributions from
	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$12.86	$.520	$.087	$.607	$.517	$—	$.517
2004	12.95	.517	(.187)	.330	.510	—	.510
2005	12.77	.510	(.264)	.246	.516	—	.516
2006	12.50	.504	(.032)	.472	.506	.026	.532
2007	12.44	.488	(.074)	.414	.492	.062	.554
CLASS B
2003	$12.87	$.425	$.086	$.511	$.421	$—	$.421
2004	12.96	.422	(.198)	.224	.414	—	.414
2005	12.77	.416	(.256)	.160	.420	—	.420
2006	12.51	.412	(.036)	.376	.410	.026	.436
2007	12.45	.404	(.076)	.328	.406	.062	.468

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$12.95	4.82	$23,032.75		.75	4.02	1.20	3.57	32
12.77	2.63	22,010.75		.76	4.06	1.19	3.62	24
12.50	1.96	21,696.75		.76	4.04	1.20	3.59	13
12.44	3.86	21,889.75		.77	4.05	1.11	3.69	11
12.30	3.42	21,613.75		.77	3.97	1.08	3.64	59
CLASS B
$12.96	4.04	$4,304	1.50	1.50	3.27	1.95	2.82	32
12.77	1.78	3,658	1.50	1.51	3.31	1.94	2.87	24
12.51	1.27	3,382	1.50	1.51	3.29	1.95	2.84	13
12.45	3.07	2,952	1.50	1.52	3.30	1.86	2.94	11
12.31	2.69	2,123	1.45	1.47	3.27	1.78	2.94	59

PENNSYLVANIA FUND

Per Share Data
	Net Asset Value at Beginning of Year		Income from Investment Operations		Less Distributions from
	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2003	$13.57	$.538	$.016	$.554	$.534	$.050	$.584
2004	13.54	.527	(.219)	.308	.528	—	.528
2005	13.32	.514	(.217)	.297	.514	.173	.687
2006	12.93	.503	(.005)	.498	.504	.064	.568
2007	12.86	.496	(.114)	.382	.495	.027	.522
CLASS B
2003	$13.55	$.435	$.024	$.459	$.429	$.050	$.479
2004	13.53	.427	(.227)	.200	.420	—	.420
2005	13.31	.384	(.216)	.168	.375	.173	.548
2006	12.93	.410	(.006)	.404	.400	.064	.464
2007	12.87	.414	(.122)	.292	.405	.027	.432

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$13.54	4.17	$45,155.90		.90	3.98	1.15	3.73	12
13.32	2.35	45,969.90		.90	3.95	1.16	3.69	24
12.93	2.27	43,623.90		.91	3.90	1.18	3.62	37
12.86	3.94	43,678.90		.91	3.89	1.08	3.71	38
12.72	3.05	39,830.90		.91	3.91	1.06	3.75	40
CLASS B
$13.53	3.45	$3,534	1.65	1.65	3.23	1.90	2.98	12
13.31	1.52	3,453	1.65	1.65	3.20	1.91	2.94	24
12.93	1.51	3,237	1.65	1.66	3.15	1.93	2.87	37
12.87	3.18	2,796	1.65	1.66	3.14	1.83	2.96	38
12.73	2.33	2,315	1.60	1.61	3.21	1.76	3.05	40

SINGLE STATE INSURED TAX EXEMPT

Michigan Fund

Minnesota Fund

Missouri Fund

Ohio Fund

Pennsylvania Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds’ shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ 08837-3620
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com.  To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-3690)